NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2020
NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS [abstract]
Schedule of reconciliation of profit before tax to cash generated from operations

Reconciliation of profit before tax to cash generated from operations

	2018	2019	2020

Profit before tax	75,157	85,649	34,907

Adjustments for:
Interest income	(798)	(1,067)	(1,473)
Finance costs	5,162	5,865	6,190
Exchange losses/(gains), net	141	213	(445)
Share of profits of associates	(406)	(459)	(171)
Loss/(profit) attributable to a joint venture	5,593	(543)	803
Investment income	(3,685)	(4,632)	(2,978)
Impairment and provision	6,331	2,094	5,199
Depreciation, depletion and amortization	50,838	57,699	52,306
Loss on disposal and write-off of property, plant and equipment	668	4,238	941
Subtotal	139,001	149,057	95,279

(Increase)/Decrease in trade receivables and other current assets	(940)	(3,213)	5,621
Decrease/(Increase) in inventories and supplies	1,720	(1,304)	2,248
Increase/(Decrease) in trade and accrued payables, contract liabilities and other payables and accrued liabilities	301	1,439	(3,335)

Cash generated from operations	140,082	145,979	99,813

Schedule of reconciliation of liabilities arising from financing activities
	Loans and borrowings	Lease liabilities	Dividend payable	Total
	(Note 27)	(Note 28)

At January 1, 2019	143,751	9,139	-	152,890
Financing cash flows	(1,961)	(1,451)	(28,973)	(32,385)
New lease entered	-	687	-	687
Foreign exchange translation	2,499	(236)	(27)	2,236
Finance costs (Note 8)	5,771	348	-	6,119
Dividends declared	-	-	29,000	29,000
At December 31, 2019	150,060	8,487	-	158,547

At January 1, 2020	150,060	8,487	-	158,547
Financing cash flows	(11,411)	(1,619)	(25,851)	(38,881)
New lease entered	-	439	-	439
Foreign exchange translation	(8,057)	(387)	(348)	(8,792)
Finance costs (Note 8)	5,638	399	-	6,037
Dividends declared	-	-	26,199	26,199
At December 31, 2020	136,230	7,319	-	143,549